Other Non-current Liabilities (Schedule of Change in Carrying Value of Liability - Repayable Government Contributions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Less current portion	$ (4,913)	$ (3,939)
Total other non-current liabilities	8,516	9,262
Repayable Government Contributions [member]
Disclosure of financial liabilities [line items]
Liability, beginning balance	154	322
Drawdowns (Repayments) during the period	(171)	(218)
Interest accretion during the period	10	35
Foreign currency translation	7	15
Liability, ending balance		154
Less current portion		$ (154)